STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - 11 months ended Dec. 31, 2021 - USD ($)	Class A Common stock Common Stock	Class A Common stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 27, 2021	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor (in shares)			4,312,500
Excess cash received over the fair value of the private warrants				1,085,000		1,085,000
Forfeited shares			$ (56)	56
Forfeited shares (in shares)			(562,500)
Contribution from Sponsor upon sale of founder shares to Anchor Investors				6,509,758		6,509,758
Accretion of Class A common stock subject to possible redemption amount		$ (18,406,092)		(7,619,383)	(10,786,709)	(18,406,092)
Net income					46,738	46,738
Balance at the end at Dec. 31, 2021	$ 0		$ 375	$ 0	$ (10,739,971)	$ (10,739,596)
Balance at the end (in shares) at Dec. 31, 2021	0		3,750,000